Angel Oak Mortgage Trust 2020-3 ABS-15G

Exhibit 99.21

Client:	XXXX
Batch:
Report Pulled:
Loan Count:	1
Loan Number	Appraisal Value	Desk Review Date	Desk ReviewValue	Desk ReviewVariance	CU Score	CU Score Date
202003140	XXXX	XXXX	XXXX	0	2.2	XXXX